Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Alternative minimum tax credits	$ 2,078,000	$ 2,010,000
Deferred tax assets valuation allowance	$ 128,793,000	132,646,000
Cumulative loss period	3 years
Net deferred tax liability	$ 1,524,000	1,514,000
Deferred income taxes	1,124,000	1,313,000	$ 297,000
Uncertain tax liability	0
Unrecognized tax benefits	0	$ 0
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	263,900,000
Federal [Member] | Expiry 2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 37,300,000
Net Operating Loss Carryforward Expiration Year	2030
Federal [Member] | Expiry 2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 112,500,000
Net Operating Loss Carryforward Expiration Year	2031
Federal [Member] | Expiry 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 50,000,000
Net Operating Loss Carryforward Expiration Year	2032
Federal [Member] | Expiry 2033 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 25,700,000
Net Operating Loss Carryforward Expiration Year	2033
Federal [Member] | Expiry 2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 38,600,000
Net Operating Loss Carryforward Expiration Year	2034
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 323,700,000
State [Member] | Expiry 2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	74,700,000
State [Member] | Expiry 2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	109,800,000
State [Member] | Expiry 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	45,200,000
State [Member] | Expiry 2033 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	22,300,000
State [Member] | Expiry 2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	35,300,000
State [Member] | Expiry 2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 36,500,000